Note 18 - Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2020
Statement Line Items [Line Items]
Total Borrowings	$ 8,167	$ 8,648	$ 8,000
Less: Borrowings, current portion	(159)	(159)	(136)
Total Borrowings, net of current portion	8,008	8,489	7,864
Loan from lessor [member]
Statement Line Items [Line Items]
Total Borrowings	815	1,022	1,068	$ 1,300
EIB loan [member]
Statement Line Items [Line Items]
Total Borrowings	$ 7,352	$ 7,626	$ 6,932